13F-HR
06/30/2006
0001353316
z$ykdx6m
NONE
1
Catherine Green
212-984-2497
catherine_green@houndpartners.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Auerbach
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Jonathan Auerbach  August 14, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    194,768

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCO BRANDS CORP		COMMON STOCK	00081T108    12975	592443	SH	SOLE	01	  592443	0	0
D AMARIN CORP PLC		SPONSORED ADR	023111107    5298	2216916	SH	SOLE	01	  2216916	0	0
D AUDIBLE INC			COMMON STOCK	05069A302    6558	721490	SH	SOLE	01	  721490	0	0
D BANCORP INC DEL		COMMON STOCK	05969A105    1926	76992	SH	SOLE	01	  76992		0	0
D CUMBERLAND RES LTD		COMMON STOCK	23077R100    4080	856822	SH	SOLE	01	  463222	0	0
D DOLLAR THRIFTY AUTOMOTIVE GP	COMMON STOCK	256743105    31659	702433	SH	SOLE	01	  702433	0	0
D DESARROLLADORA HOMEX S A DE	SPONSORED ADR	25030W100    15497	472324	SH	SOLE	01	  472324	0	0
D IMAX CORP			COMMON STOCK	45245E109    5404	590000	SH	SOLE	01	  590000	0	0
D KHD HUMBOLDT WEDAG INTL LTD	COMMON STOCK	482462108    5359	199446	SH	SOLE	01	  199446	0	0
D MERCER INTL INC		COMMON STOCK	588056101    14038	1617253	SH	SOLE	01	  1617253	0	0
D NOVELIS INC			COMMON STOCK	67000X106    647	30000	SH	SOLE	01	  30000		0	0
D OYO GEOSPACE CORP		COMMON STOCK	671074102    7399	129552	SH	SOLE	01	  129552	0	0
D PARLUX FRAGRANCES INC		COMMON STOCK	701645103    7213	744400	SH	SOLE	01	  744400	0	0
D PW EAGLE INC			COMMON STOCK	69366Y108    6525.	215783	SH	SOLE	01	  215783	0	0
D TASER INTL INC		COMMON STOCK	87651B104    3085	390000	SH	SOLE	01	  390000	0	0
D TRAILER BRIDGE		COMMON STOCK	892782103    2839	391559	SH	SOLE	01	  391559	0	0
D TRUE RELIGION APPAREL INC	COMMON STOCK	89784N104    2936	165880	SH	SOLE	01	  165880	0	0
D TURBOCHEF TECHNOLOGIES INC	COMMON STOCK	900006206    1955	175800	SH	SOLE	01	  175800	0	0
D VIAD CORP			COMMON STOCK	92552R406    5584	178410	SH	SOLE	01	  178410	0	0
D ADOLOR CORP			COMMON STOCK	00724X102    10340	413454	SH	SOLE	01	  413454	0	0
D CHARLES & COLVARD LTD		COMMON STOCK	159765106    1382	131249	SH	SOLE	01	  131249	0	0
D AMERICAN TOWER CORP		CL A		029912201    7417	238350	SH	SOLE	01	  238350	0	0
D CROCS INC			COMMON STOCK	227046109    6288	250000	SH	SOLE	01	  250000	0	0
D FORWARD INDS INC NY		COMMON STOCK	349862300    78		18840	SH	SOLE	01	  18840		0	0
D LAMSON & SESSIONS CO		COMMON STOCK	513696104    12524	441624	SH	SOLE	01	  441624	0	0
D TREX INC			COMMON STOCK	89531P105    8813	340415	SH	SOLE	01	  340415	0	0
D XERIUM TECHNOLOGIES INC	COMMON STOCK	98416J100    6947	737521	SH	SOLE	01	  737521	0	0




S REPORT SUMMARY                 27 DATA RECORDS            194,768        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       06/30/2006
Client                       Hound Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records
               Total Records                   27
               Total Omitted                   10
Report Market Value x($1000)                194,768
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        			Quantity  Market Value
45678T201	INFOSPACE INC				1	 23
84670108	BERKSHIRE HATHAWAY INC DEL		2	 6,086
48245L107	KFX INC					3	 46
00104Q107	AFC ENTERPRISES INC			4	 51
736187204	POTRALPLAYER INC			5	 49
683718308	OPENWAVE SYS INC			8	 92
44183Y102	HOUSEVALUES INC				100	 693
462726100	IROBOT CORP 				651	 16,197
45772G105	INPHONIC INC				3804	 23,965
001963107	ASV INC					8	 23




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